Bank and Other Borrowings - Schedule of Bank and Other Borrowings (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule Of Bank And Other Borrowings [Abstract]
At beginning of the year		$ 182,391
Disposal of controlling interest in subsidiaries		(191,270)
Payment		(9,673)
Currency alignment		18,552
At end of the year